Other financial liabilities	12 Months Ended
Dec. 31, 2025
Other Financial Liabilities
Other financial liabilities

Note 21 Other financial liabilities

Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	124,816,755	39,713,245	41,257,611	166,647,324
Bonds payable (1)	41,058,780	992,483,210	98,433,154	1,059,003,920
Derivatives not designated as hedges (2)	8,361,749	-	652,079	-
Derivatives designated as hedges (2)	2,609,858	8,587,079	4,086,699	8,580,478
Deposits for return of bottles and containers	11,987,324	-	11,772,459	-
Total	188,834,466	1,040,783,534	156,202,002	1,234,231,722
(1)	See Note 5 - Risk administration.
(2)	See Note 7 - Financial instruments.

Current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2025:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bank borrowings
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	34,978,909	-	34,978,909	At maturity	5.82
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,023,000-9	Banco Itaú	Chile	UF	59,235,273	-	59,235,273	At maturity	1.43
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,023,000-9	Banco Itaú	Chile	CLP	21,537	2,000,000	2,021,537	At maturity	5.46
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	2,004,133	2,004,133	At maturity	6.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,002,090	1,002,090	At maturity	6.27
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,863	-	2,863	At maturity	6.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,023,000-9	Banco Itaú	Chile	CLP	3,053,729	-	3,053,729	At maturity	6.14
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	3,071	3,071	At maturity	6.33
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	31,253	-	31,253	At maturity	5.86
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	6,340,052	-	6,340,052	At maturity	28.00
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	418,139	-	418,139	At maturity	36.00
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Santander	Argentina	ARS	6,014,451	-	6,014,451	At maturity	32.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	28,291	-	28,291	At maturity	28.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,228,497	-	2,228,497	At maturity	32.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	275,688	-	275,688	At maturity	7.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	275,688	-	275,688	At maturity	7.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	USD	-	548,349	548,349	At maturity	6.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	-	545,077	545,077	At maturity	5.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	304,769	-	304,769	At maturity	75.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Santander	Argentina	ARS	1,075,469	-	1,075,469	At maturity	80.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	1,622,930	-	1,622,930	At maturity	75.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,375	-	41,375	Quarterly	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	11,914	-	11,914	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	17,096	-	17,096	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	13,360	-	13,360	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	149,836	-	149,836	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	216,089	-	216,089	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,898	453,565	457,463	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,949	226,783	228,732	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,500	124,134	127,634	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,595	190,975	196,570	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,658	171,875	175,533	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	6,466	477,437	483,903	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,265	453,565	458,830	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,379	226,783	228,162	Semiannual	9.95
Total							116,388,918	8,427,837	124,816,755
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	1,340,030	-	1,340,030	At maturity	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	-	30,040,941	30,040,941	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	-	385,062	385,062	At maturity	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	7,295,314	-	7,295,314	At maturity	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	1,198,645	-	1,198,645	At maturity	2.70
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	798,788	-	798,788	At maturity	3.35
Total							10,632,777	30,426,003	41,058,780
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2024:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	3,200	4,557	7,757	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	4,219	8,564	12,783	Monthly	5.65
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	7,464	7,599	15,063	At maturity	6.96
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	250,700	250,700	At maturity	6.54
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	779,700	779,700	At maturity	6.78
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,531,581	-	16,531,581	At maturity	6.66
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	67,375	2,000,000	2,067,375	At maturity	7.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	28,873	28,873	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,750	16,750	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	193,832	193,832	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	3,033,627	-	3,033,627	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	-	1,654,532	1,654,532	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	55,728	55,728	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	136,160	-	136,160	At maturity	6.66
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	661,245	-	661,245	At maturity	37.60
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	6,507,456	-	6,507,456	At maturity	38.61
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,886,894	-	2,886,894	At maturity	37.90
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Citibank	Argentina	ARS	4,404	-	4,404	At maturity	37.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	69,185	613,839	683,024	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	36,748	1,272,408	1,309,156	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,178	818,453	819,631	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	22,421	184,152	206,573	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	13,924	186,120	200,044	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	32,803	959,236	992,039	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	12,190	314,973	327,163	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	343,607	343,607	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	171,803	171,803	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	1,360,111	1,360,111	Semiannual	5.95
Total							30,032,074	11,225,537	41,257,611
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono J	898 28/06/2018	Chile	UF	1,295,812	-	1,295,812	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	-	29,039,468	29,039,468	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono M	898 28/06/2018	Chile	UF	-	372,902	372,902	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono International	144A/Regulation S	United States	USD	8,012,800	-	8,012,800	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono P	897 28/06/2018	Chile	UF	772,633	-	772,633	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono R	1115 20/08/2022	Chile	UF	1,159,263	-	1,159,263	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	-	57,780,276	57,780,276	Semiannual	1.00
Total							11,240,508	87,192,646	98,433,154
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(2)	This obligation is partially hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Non-current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2025:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	6,743,405	-	-	6,743,405	At maturity	6.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	5,986,916	-	-	5,986,916	At maturity	6.33
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	5.86
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	799,122	913,282	1,255,762	2,968,166	Quarterly	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,663,327	1,900,946	2,376,181	5,940,454	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	545,870	545,869	-	1,091,739	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	561,466	421,099	-	982,565	Semiannual	5.50
Total							32,300,106	3,781,196	3,631,943	39,713,245

(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 2018/06/28	Chile	UF	-	-	119,288,156	119,288,156	At maturity	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 2018/06/28	Chile	UF	14,986,219	-	-	14,986,219	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 2018/06/28	Chile	UF	-	80,441,606	-	80,441,606	At maturity	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	539,931,158	539,931,158	At maturity	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 2022/08/20	Chile	UF	-	-	158,219,013	158,219,013	At maturity	2.70
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 2018/06/28	Chile	UF	-	-	79,617,058	79,617,058	At maturity	3.35
Total							14,986,219	80,441,606	897,055,385	992,483,210
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2024:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	16,324	17,468	15,488	49,280	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	27,793	31,085	34,830	93,708	Monthly	5.65
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	30,000,000	-	-	30,000,000	At maturity	6.54
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	90,000,000	-	90,000,000	At maturity	6.78
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	6,732,610	-	-	6,732,610	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	5,977,327	-	5,977,327	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	6.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,227,678	1,227,678	1,688,058	4,143,414	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,544,816	2,544,816	3,181,018	8,270,650	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	545,636	545,635	-	1,091,271	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	736,608	552,456	-	1,289,064	Semiannual	5.95
Total							60,831,465	100,896,465	4,919,394	166,647,324
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono J	898 28/06/2018	Chile	UF	-	-	115,357,118	115,357,118	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	43,447,522	-	-	43,447,522	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono M	898 28/06/2018	Chile	UF	-	-	78,066,626	78,066,626	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	592,159,908	592,159,908	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono P	897 28/06/2018	Chile	UF	-	-	77,018,766	77,018,766	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono R	1115 20/08/2022	Chile	UF	-	-	152,953,980	152,953,980	Semiannual	2.70
Total							43,447,522	-	1,015,556,398	1,059,003,920
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in Note 7 - Financial instruments.

The current effective interest rates of bond obligations are as follows:

Bonds Serie J	2.89%
Bonds Serie L	1.21%
Bonds Serie M	0.87%
Bonds International	3.30%
Bonds Serie P	3.36%
Bonds Serie R	2.81%

The terms and conditions of the main interest accruing obligations as of December 31, 2025, are detailed as follows:

A)	Bank Borrowings

Banco del Estado de Chile - Bank Loans

a)	On July 27, 2012, the subsidiary Compañía Pisquera Chile S.A. (CPCh) signed a bank loan with the Banco del Estado de Chile for a total of ThCh$ 16,000,000, with maturity on July 27, 2017.

This loan accrues interest at an annual fixed rate of 6.86% and an effective rate of 7.17% per annum. The subsidiary paid interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2017 this loan was renewed for 5 years, with maturity on July 27, 2022.

This loan accrues interest at an annual fixed rate of 4.68%. The Subsidiary pays interest semi-annually and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2022 this loan was renewed for 5 years, with maturity on July 27, 2027.

This loan bears interest at a annual fixed rate of 8.664%. The company pays interests semiannually and the principal amortization consists of a single payment at the end of the established term.

On June 27, 2024, the interest rate was refinanced at a annual fixed rate of 7.608%, maintaining the current terms of the loan.

On November 15, 2024, the interest rate was refinanced at a annual fixed rate of 6.66%, maintaining the current terms of the loan.

On December 19, 2025, the interest rate was refinanced at a annual fixed rate of 5.86%, maintaining the current terms of the loan.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios, which will be measured on the half-yearly financial statements of CPCh:

a.	Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs.

b.	Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity.

c.	Maintain an Equity higher than UF 770,000.

In addition, this loan obliges CPCh to comply with certain restrictions of affirmative nature, including maintaining insurance, maintaining the ownership of essential assets, and also to comply with certain restrictions, such as not to pledge, mortgage or grant any kind of encumbrance or real right over any fixed asset with an individual accounting value higher than UF 10,000, except under the terms established by the agreement, among other.

On the other hand, the Company, through an agreement dated July 27, 2022, forces to maintain a direct or indirect shareholding of at least 50.1%, which allows it to control its subsidiary Compañía Pisquera de Chile S.A. during the term of this loan.

As of December 31, 2025 the subsidiary and the Company were in compliance with the financial covenants.

b)	On April 16, 2021, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 1,000,000, at a fixed interest rate maturing on April 17, 2023.

On April 17, 2023, this loan was renewed for a 3-year term, maturing on April 17, 2026 at an annual fixed rate of 8.04% maturing April 17, 2026.

On January 9, 2025, the interest rate was refinanced at a annual fixed rate of 6.84%, maintaining the current terms of the loan.

On December 19, 2025, the interest rate was refinanced at an annual fixed rate of 6.27%, maintaining the current terms of the loan.

The subsidiary pays interest semi-annually and principal in a single payment at the end of the established term.

c)	On April 21, 2021, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate maturing on April 21, 2023.

On April 21, 2023, this loan was renewed for a 3-year term, maturing on April 21, 2026 at an annual fixed rate of 8.58%.

On June 5, 2024, the interest rate was refinanced at an annual fixed rate of 7.32%, maintaining the current terms of the loan.

On January 9, 2025, the interest rate was refinanced at a annual fixed rate of 6.84%, maintaining the current terms of the loan.

On December 19, 2025, the interest rate was refinanced at an annual fixed rate of 6.20%, maintaining the current terms of the loan.

The subsidiary pays interest semi-annually and principal in a single payment at the end of the established term.

d)	On July 19, 2022, the subsidiary Cervecería Kunstmann S.A. subscribed a bank loan with Banco del Estado de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate of 8.70%, maturing on July 18, 2025.

On June 5, 2024, the interest rate was refinanced at an annual fixed rate of 7.35% maintaining the current terms of the loan.

On January 9, 2025, the interest rate was refinanced at a annual fixed rate of 6.84%, maintaining the current terms of the loan.

On July 18, 2025, this loan was fully paid.

The subsidiary pays interest semiannually and the principal in a single payment at the end of the established term.

e)	On August 11, 2022, the subsidiary Cervecería Kunstmann S.A. subscribed a bank loan with Banco del Estado de Chile for a total of ThCh$ 6,750,000, at a fixed interest rate of 8.598%, maturing on August 11, 2027.

On June 5, 2024, the interest rate was refinanced at an annual fixed rate of 7.74%, maintaining the current terms of the loan.

On January 9, 2025, the interest rate was refinanced at a annual fixed rate of 7.44%, maintaining the current terms of the loan.

On December 19, 2025, the interest rate was refinanced at a annual fixed rate of 6.07%, maintaining the current terms of the loan.

The subsidiary pays interest semiannually and the principal in a single payment at the end of the established term.

The bank loan mentioned above requires compliance with certain information requirements and also with certain financial ratios, which will be measured on the subsidiary's Semi-Annual Consolidated Financial Statements:

a.	A Coverage of Financial Expenses higher than or equal to four times. For these purposes, Financial Expenses Coverage is defined as ORBDA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months, ORBDA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.

b.	A ratio of Net Financial Debt to ORBDA less than or equal to three times. For these purposes the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees. These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing of the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2025 the subsidiary was in compliance with the financial covenants.

f)	On May 12, 2023, the subsidiary Cervecería Kunstmann S.A. subscribed a bank loan with Banco del Estado de Chile for a total of ThCh$ 6,000,000, at a fixed interest rate of 7.998%, maturing on May 12, 2028.

On January 9, 2025, the interest rate was refinanced at a annual fixed rate of 7.44%, maintaining the current terms of the loan.

On December 19, 2025, the interest rate was refinanced at a annual fixed rate of 6.33%, maintaining the current terms of the loan.

The subsidiary pays interest semiannually and the principal in a single payment at the end of the established term.

The bank loan mentioned above requires compliance with certain information requirements and also with certain financial ratios, which will be measured on the subsidiary's Semi-Annual Consolidated Financial Statements:

a.	A Coverage of Financial Expenses higher than or equal to four times. For these purposes, Financial Expenses Coverage is defined as ORBDA divided by the item “Financial Expenses” of the Consolidated Financial Statements of the Debtor measured over the last 12 months, ORBDA is defined as the Operating Income plus Depreciation for the Year and plus amortization of Intangible Assets.

b.	A ratio of Net Financial Debt to ORBDA less than or equal to three times. For these purposes the Net Financial Debt is the difference between /i/ the sum of the item “Others Financial Liabilities, Current and Non-Current”; and /ii/ the sum of the item "Cash and Cash Equivalent" in the Consolidated Financial Statements of the Debtor.

Additionally, this loan forces the subsidiary to comply with certain negative restrictions, such as not granting real guarantees. These are pledges and mortgages to guarantee its own or third-party obligations without prior authorization and by writing of the Bank for an amount equal to or greater than ten percent of the total fixed assets of the Debtor.

As of December 31, 2025 the subsidiary was in compliance with the financial covenants.

g)	On April 13, 2017, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 40,000,000, at a fixed interest rate, maturing on April 13, 2022.

On April 13, 2022, this loan was renewed for a 5-year term, maturing on April 13, 2027 at an annual fixed rate of 8.34%.

The Company pays interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

On March 31, 2023, ThCh$ 10,000,000 of principal due was paid in advance.

On May 17, 2024, the interest rate was refinanced at an annual fixed rate of 7.5%, maintaining the other current terms of the loan.

On November 15, 2024, the interest rate was refinanced at a annual fixed rate of 6.54%, maintaining the current terms of the loan.

On April 15, 2025, this loan was fully paid.

h)	On October 13, 2021, Compañía Cervecerías Unidas S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 90,000,000, at a fixed interest rate, maturing on April 6, 2023.

On April 6, 2023, the loan was renewed with Banco del Estado de Chile for a term of 5 years, maturing on April 6, 2028 at an annual fixed rate of 7.17%.

On November 15, 2024, the interest rate was refinanced at a annual fixed rate of 6.78%, maintaining the current terms of the loan.

The Company pays interest semi-annually and principal in a single payment at the end of the established term.

On April 15, 2025, this loan was fully paid.

Banco Scotiabank Chile - Bank Loans

a)	On December 9, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Scotiabank Chile for a total of ThCh$ 10,000,000 (current balance to ThCh$ 833,333 as of December 31, 2025), at a fixed interest rate of 3.45%, maturing on December 9, 2025.

The subsidiary pays interest and capital semi-annually with a first payment on June 9, 2020.

On December 9, 2025, this loan was fully paid.

b)	On March 17, 2020, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Scotiabank Chile for a total of ThCh$ 3,000,000 at a fixed interest rate of 3.95% and maturity on March 16, 2025.

The subsidiary pays interest semi-annually and capital amortization consists of a single payment at the end of the established term.

On March, 17, 2025 this loan was fully paid.

Banco Crédito e Inversiones - Bank loans

a)	On May 18, 2020, D&D SpA. entered into a bank loan with Banco de Crédito e Inversiones for a total of ThCh$ 69,000 at a fixed interest rate of 3.5%, maturing on April 24, 2024.

The subsidiary pays interest and principal on a monthly basis.

On April 24, 2024, the loan was fully paid.

b)	On July 23, 2021, D&D SpA. entered into a bank loan with Banco de Crédito e Inversiones for a total of ThCh$ 100,000 at a fixed interest rate of 6.96%, maturing on June 16, 2025.

The subsidiary pays interest and principal on a monthly basis.

On June 16, 2025, the loan was fully paid.

Banco Mercantil Santa Cruz S.A. - Bank loans

a)	On June 26, 2017, the subsidiary Bebidas Bolivianas S.A. (BBO) signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 68,877,500 bolivians (equivalent outstanding balance is ThCh$ 5,940,453 as of December 31, 2025), at a fixed interest rate of 5.0%, maturing on April 4, 2032.

This loan accrues interest at a fixed interest rate. The subsidiary pays interest on a quarterly basis, and the capital amortization began to be settled from November 12, 2024 on a quarterly basis.

b)	On May 31, 2019, the subsidiary BBO signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 34,300,000 bolivians (equivalent outstanding balance is ThCh$ 2,968,166 as of December 31, 2025), at a fixed interest rate of 5.5%, maturing on June 21, 2032.

This loan accrues interest at a fixed interest rate. The subsidiary pays interest on a quarterly basis and the capital amortization began to be settled from October 31, 2024 on a quarterly basis.

c)	On June 30, 2022, the subsidiary BBO signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 17,150,000 bolivians (equivalent outstanding balance is ThCh$ 1,091,739 as of December 31, 2025), at a fixed interest rate of 5.5% and maturing on June 25, 2028.

This loan accrues interest at a fixed interest rate. The subsidiary will pays interest on a semi-annual basis, and the capital amortization began to be settled on June 25, 2024 on a semi-annual basis.

d)	On May 29, 2023, the subsidiary BBO signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 10,290,000 bolivians (equivalent outstanding balance is ThCh$ 982,565 as of December 31, 2025), at a fixed interest rate of 5.5% and maturing on May 10, 2029.

This loan accrues interest at a fixed interest rate. The subsidiary will pay interest on a semi-annual basis, and the capital amortization will begin to be settled on November 10, 2025 on a semi-annual basis.

B)	Bonds

Series J Bonds - CCU S.A.

On June 28, 2018, CCU S.A. registered in the Securities Register, under the number 898, the issuance of its Series J Bond, bearer and dematerialized, for a total of UF 3 million (the balance outstanding is ThCh$ 119,183,880 as of December 31, 2025) with maturity on August 10, 2043. The Series J bonds will accrue on the unpaid capital expressed in Unidades de Fomento, an annual interest of 2.9%, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.4396% semi-annual. Interest will accrue as of August 10, 2018, will be paid semiannually as of February 10, 2019 and the principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as the representative of the bond holders and the payer bank and requires the Company to comply with the following financial indicators with respect to its Consolidated Financial Statements and other specific indicated in letter C), number 1) Restrictions and compliance of financial obligations.

Series L Bonds - CCU S.A.

On June 28, 2018 under the number 897, CCU S.A. recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

By public complimentary deed on June 10, 2020 the Company recorded in the Securities Record the issue of Bonds Series L for UF 3 million (the balance outstanding is ThCh$ 44,693,955 as of December 31, 2025), maturing on June 1, 2027. The Series L Bonds will accrue on the unpaid capital expressed in UF an interest rate of 1.20% calculated on the basis of equal semesters of 180 days, equivalent to 0.5982% semiannual. The interests will be accrued from June 1, 2020 and will be paid semiannually as from December 1, 2020. The principal will be paid semiannually as from December 1, 2023.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements indicated in letter C), number 1) Restrictions and compliance of financial obligations.

The inflation risk associated to the interest rate to wich L Bond is exposed is mitigated through the use of Cross Currency Swap contracts, wich fix the rate. See the details of the Company´s hedging in Note 7 - Financial Instruments.

Series M Bonds - CCU S.A.

On June 28, 2018 under the number 898, CCU S.A. recorded in the Securities Registry the issuance of a 30-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

As stated in a complementary public deed, dated June 10, 2020, the Series M Bond has been placed, bearer and dematerialized, for a total of UF 2 million (the balance outstanding is ThCh$ 79,455,920 as of December 31, 2025) with maturity on June 1, 2030. The Series M bonds will accrue interest at an annual rate of 1.60% per annum on the unpaid principal expressed in Unidades de Fomento, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 0.7968% per semester. Interest will accrue as from June 1, 2020, will be paid semi-annually as from December 1, 2020 and the principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank, It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements indicated in letter C), number 1) Restrictions and compliance of financial obligations.

Series P Bonds - CCU S.A.

On March 15, 2022 under the number 897, CCU S.A. recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds directed to the market general.

As stated in a complementary public deed, dated March 30, 2022, the Series P Bond has been placed, bearer and dematerialized, for a total of UF 2 million (the balance outstanding is ThCh$ 79,455,920 as of December 31, 2025) with maturity on March 15, 2032. The Series P bonds will accrue interest at an annual rate of 3.35% per annum on the unpaid principal expressed in Unidades de Fomento, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.6% per semester, Interest will accrue as from March 15, 2022, will be paid semi-annually as from September 15, 2022 and the principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank. It requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements indicated in letter C), number 1) Restrictions and compliance of financial obligations.

The inflation risk associated to the interest rate to wich P Bond is exposed is mitigated through the use of Cross Currency Swap contracts, wich fix the rate. See the details of the Company´s hedging in Note 7 - Financial Instruments.

Series International - CCU S.A.

On January 19, 2022, the Company issued and placed in the international markets bonds in the amount of USD 600,000,000 (equivalent to ThCh$ 544,278,000 as of December 31, 2025), with an annual interest rate of 3.350%, payable semiannually for a term of 10 years, and payment of the principal in one installment at maturity on January 19, 2032, subject to Rule 144 and Regulation S of the U.S. Securities Act of 1933.

Bond Serie R - CCU S.A.

On August 30, 2022 and under number 1,115, CCU S.A. registered in the relevant securities registry a new line of bonds, in which a line of 30-year bonds was established, under which the issuer may issue one or more series of bonds to the market.

As stated in the complementary public documents dated August 26, 2022, the Series R Bond, bearer and dematerialized, has been placed for a total of UF 4 million (equivalent to ThCh$ 158,911,840 as December 31, 2025), maturing on September 15, 2042. The Series R bonds will accrue a compounded annual interest rate of 2.70% on the outstanding principal, expressed in Unidades de Fomento, calculated on the basis of equal semesters of 180 days, equivalent to 1.3410% semiannually. Interest will be accrued as from September 15, 2022, and will be paid semi-annually as from March 15, 2023. The principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bondholders and paying bank, requiring that the Company complies with the following covenants with respect to its Consolidated Financial Statements and other specific requirements indicated in letter C), number 2) Restrictions and compliance of financial obligations.

Series D Bonds - VSPT S.A.

On December 12, 2019 under the number 986, VSPT recorded in the Securities Registry the issuance of a 10-years Bonds line. The issuer may issue one or more series of Bonds.

By public complimentary deed on June 10, 2020, VSPT recorded in the Securities Record the issue of Bonds Series D for UF 1.5 millions, maturing on June 1, 2025. The interest will be paid semiannually from December 1, 2020 at a fixed interest rate of 1.00% annually and the principal will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as representative of the bond holders and as paying bank and required that the Company comply with certain financial covenants on its Consolidated Financial Statements and other specific requirements.

On June 1, 2025, this bonus was paid amounting ThCh$ 59,085,003.

The exchange rate risk to which D Bond was exposed was proportionally mitigated through the use of Cross Currency Swap contracts. See detail of the Company's hedging in Note 7 - Financial Instruments.

C)    Restrictions and compliance of financial obligations.

1)	Covenants - Series J, L, M, P Bonds.

a.	Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities and will not be considered for the calculation and determination of Financial Debt Net, the total amount of the liability for the obligation for rights to use assets of the account or subaccount of "IFRS 16", current and non-current, and /y/ the balance of the Cash and Cash Equivalents item contained in the Statement Consolidated Financial Position of the Issuer, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.	The Issuer must maintain a consolidated financial expense coverage of not less than 3 times, defined as the ratio between ORBDA and Financial Costs. ORBDA[1] is the sum of the accounts Gross Margin and Other Income by Function, less the accounts Distribution Costs, Administrative Expenses and Other Expenses by Function and plus the line Depreciation and Amortization recorded in the Note Costs and Expenses by Nature. For Financial Costs, the account of the same name contained in the Consolidated Statement of Income by Function. The Consolidated Financial Expense Coverage will be calculated for the twelve consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the month of closing of such Consolidated Financial Statements.

c.	The Issuer shall maintain an Adjusted Shareholders' Equity at the consolidated level of at least ThCh$ 312,516,750. For these purposes, Adjusted Shareholders' Equity corresponds to the sum of /i/ the account Equity attributable to owners of the controlling company contained in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provided according to policy, as well as all other accounts related to provision for dividends, contained in the Consolidated Statement of Changes in Shareholders' Equity.

d.	The Issuer shall maintain unencumbered assets for an amount equal to at least 1.2 times the outstanding amount of unsecured financial debt, For these purposes, assets and debts shall be valued at book value. The term "unencumbered assets" means: /a/ the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets pledged as collateral indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Financial Debt, the definition given to this term is found in the Indenture.

[1] ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

e.	The Issuer shall maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.

f.	Maintain a nominal installed capacity for the production, indistinctly, of Beer and/or Alcoholic Beverages and/or Nectars and/or Mineral and/or Bottled Waters, hereinafter the "Essential Businesses", equal to or not less, either with respect to one or more of the aforementioned categories or all of them together, than 15.9 million hectoliters per year.

g.	The Issuer shall maintain, directly or through a subsidiary, ownership of the trademark "CRISTAL", word or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.	The Issuer shall not make investments in instruments issued by "related parties" other than its subsidiaries, nor to carry out with them other transactions outside its normal line of business, under conditions other than those established in Title XVI of the Corporations Law.

As of December 31, 2025, the Company was in compliance with the financial covenants.

2)	Covenants - Series R Bonds.

a.	Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1.5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity, hereinafter “Consolidated Net Financial Debt Level”. To determine the Consolidated Net Financial Debt Level, it will be based on the quarterly Consolidated Financial Statements and the following will be considered: /i/ “Net Financial Debt”, the difference between /x/ the unpaid amount of the “Financial Debt”, which is the sum of the lines, current and non-current, Bank loans, Bonds and Obligations for financial leases, contained in the Note Other financial liabilities, and /ii/ “Total Adjusted Equity” the sum of /x/ Total Equity e /y/ the sum of the accounts Provisional Dividends, Dividends provisioned according to policy, as well as all other accounts related to provision of dividends contained in the Statement Consolidated of Changes in the Issuer's Equity.

b.	The Issuer must maintain a Consolidated Financial Expense Coverage of no less than three times defined as the ratio between ORBDA[2] and Financial Expenses. ORBDA is defined as the sum of the items Gross margin and Other income per function minus the items Distribution expenses, Administrative expenses, and Other expenses per function registered in the Consolidated Financial Statments of Incomes of the quarterly Consolidated Financial Statement of the issuer, plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature, Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of 12 consecutive months prior to the date of the corresponding Consolidated Financial Statements including the closing month of said Consolidated Financial Statements.

c.	The issuer must maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of /i/ the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and /ii/ the sum of the accounts Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.	The issued must maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: /a/ Assets Free of Liens is the difference between /i/ the Total Assets account in the Consolidated Statement of Financial Position, and /ii/ the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and /b/ Fianancial Debt is the definition given to said term in number Four letter a/ /i/ of the Fifteenth clause of the Issuance Contract. It is expressly recorded and established that as of the mandatory entry of IFRS 16 on January 1, 2019, which was issued and approved by the International Accounting Standards Board regarding the calculation of Financial Debt that must be made in accordance with number Four and Five of Clause Fifteen of the Issuance Contract after said date. The account or respective subaccount refers to the total amount of the liability for obligation for rights of use assets or the name that the Commission defines for this purpose. Due to the entry of the aforementioned standard, it must be disclosed as a financial liability within the items, Other current financial liabilities and Other non-current financial liabilities, which will not be considered, incorporated or used for the calculation and determination of said Financial Debt.

[2] ORBDA, for the Company purposes, is defined as Adjusted Operating Result before Depreciation and Amortization.

e.	Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: /a/ Cervecera CCU Chile Limitada and /b/ Embotelladoras Chilenas Unidas S.A.

f.	Maintain a nominal installed capacity for the production without distinction of Beers and/or non-alcoholic Beverages and/or Nectars and/or Mineral and/or Packaged Waters, Hereinafter, the "Essential Businesses" equal to and not inferior to either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.	Maintain directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.	The Issuer shall not make investments in instruments issued by "related parties" other than its subsidiaries, nor to carry out with them other transactions outside its normal line of business, under conditions other than those established in Title XVI of the Corporations Law.

As of December 31, 2025, the Company was in compliance with the financial covenants.